Businesses Held for Sale and Discontinued Operations (Assets and Liabilities of Businesses Held for Sale) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 03, 2015
Assets
Current receivables	$ 27,022	$ 23,237
Assets of discontinued operations	120,951	323,529
Liabilities
Liabilities of discontinued operations	46,487	128,233
Additional disclosures
Proceeds from sale	2,283	630	$ 1,818
Preferred stock, value, issued	6	0	$ 0	$ 5,944
Electricity Meters - EM [Member]
Additional disclosures
Proceeds from sale	220
Appliances
Additional disclosures
Gain (loss) on contract termination	175
NBCU LLC
Additional disclosures
Pre tax income to extinguish obligation	450
Held for sale
Assets
Current receivables	79	180
Inventories	583	588
Property, plant and equipment - net	1,208	979
Goodwill	370	433
Intangible Assets - Net	162	157
Other	416	489
Assets of discontinued operations	2,818	2,826
Liabilities
Accounts payable(a)	503	506
Other current liabilities	325	346
Other	33	89
Liabilities of discontinued operations	861	941
Held for sale | Clarient - Healthcare [Member]
Additional disclosures
Proceeds from sale	255
Held for sale | IP
Assets
Assets of discontinued operations	0
Liabilities
Liabilities of discontinued operations	0
Additional disclosures
Proceeds from sale	515
Held for sale | Signaling
Additional disclosures
Proceeds from sale	800
Held for sale | Appliances
Additional disclosures
Consideration received for sale of business	5,400	$ 3,300
Gain (loss) on contract termination	175
Held for sale | Financing Receivable | Appliances
Assets
Assets of discontinued operations	2,818
Liabilities
Liabilities of discontinued operations	$ 1,409